UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUND, INC. - USAA AGGRESSIVE GROWTH FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2004

[LOGO OF USAA]
   USAA(R)

                     USAA AGGRESSIVE
                            GROWTH Fund

                                   [GRAPHIC OF USAA AGGRESSIVE GROWTH FUND]

              1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
      OCTOBER 31, 2004

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES     SECURITY                                                   (000)
--------------------------------------------------------------------------------
                COMMON STOCKS (95.1%)

                AEROSPACE & DEFENSE (0.4%)
     40,601     General Dynamics Corp.                                  $  4,146
        100     Lockheed Martin Corp.                                          6
                                                                        --------
                                                                           4,152
                                                                        --------
                AIR FREIGHT & LOGISTICS (3.2%)
    342,077     FedEx Corp.                                               31,170
                                                                        --------
                BIOTECHNOLOGY (4.5%)
    948,993     Genentech, Inc.*                                          43,208
                                                                        --------
                CASINOS & GAMING (0.7%)
     24,340     MGM Mirage, Inc.*                                          1,309
     96,027     Wynn Resorts Ltd.*(b)                                      5,584
                                                                        --------
                                                                           6,893
                                                                        --------
                COMMUNICATIONS EQUIPMENT (6.9%)
    527,899     Motorola, Inc.                                             9,112
  1,371,994     QUALCOMM, Inc.                                            57,363
                                                                        --------
                                                                          66,475
                                                                        --------
                COMPUTER HARDWARE (1.3%)
    351,947     Dell, Inc.*                                               12,339
                                                                        --------
                CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.1%)
    367,060     Caterpillar, Inc.                                         29,563
                                                                        --------
                CONSUMER FINANCE (5.4%)
  1,140,866     SLM Corp.(b)                                              51,636
                                                                        --------
                DRUG RETAIL (0.8%)
    172,430     CVS Corp.                                                  7,494
                                                                        --------
                FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
    117,476     Monsanto Co.(b)                                            5,022
                                                                        --------
                FOOTWEAR (2.3%)
    278,349     Nike, Inc. "B"                                            22,632
                                                                        --------
                GENERAL MERCHANDISE STORES (1.0%)
    195,580     Target Corp.                                               9,783
                                                                        --------
                HEALTH CARE EQUIPMENT (9.2%)
    541,087     Boston Scientific Corp.*                                  19,100
    386,503     Medtronic, Inc.                                           19,754
    253,581     St. Jude Medical, Inc.*                                   19,417
     50,907     Wright Medical Group, Inc.*                                1,315
    380,844     Zimmer Holdings, Inc.*                                    29,550
                                                                        --------
                                                                          89,136
                                                                        --------
                HEALTH CARE SERVICES (1.5%)
    168,623     Quest Diagnostics, Inc.                                   14,761
                                                                        --------
                HOME ENTERTAINMENT SOFTWARE (2.4%)
    518,915     Electronic Arts, Inc.*                                    23,310
                                                                        --------

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES     SECURITY                                                   (000)
--------------------------------------------------------------------------------
                HOME IMPROVEMENT RETAIL (3.0%)
    521,802     Lowe's Companies, Inc.(b)                               $ 29,367
                                                                        --------
                HOMEBUILDING (2.6%)
      6,082     KB Home                                                      499
    344,127     Lennar Corp. "A"                                          15,479
     17,512     Lennar Corp. "B"                                             723
    102,636     M.D.C. Holdings, Inc.(b)                                   7,877
                                                                        --------
                                                                          24,578
                                                                        --------
                HOTELS, RESORTS, & CRUISE LINES (3.3%)
    192,324     Four Seasons Hotels, Inc. (Canada)(b)                     13,005
    393,270     Royal Caribbean Cruises Ltd.(b)                           18,326
                                                                        --------
                                                                          31,331
                                                                        --------
                HOUSEHOLD PRODUCTS (2.9%)
    545,016     Procter & Gamble Co.                                      27,894
                                                                        --------
                HYPERMARKETS & SUPER CENTERS (2.1%)
    372,364     Wal-Mart Stores, Inc.                                     20,078
                                                                        --------
                INDUSTRIAL CONGLOMERATES (7.1%)
  1,385,877     General Electric Co.                                      47,286
    679,159     Tyco International Ltd. (Bermuda)(b)                      21,156
                                                                        --------
                                                                          68,442
                                                                        --------
                INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
    300,488     Verizon Communications, Inc.                              11,749
                                                                        --------
                INTERNET RETAIL (3.3%)
    327,132     eBay, Inc.*                                               31,931
                                                                        --------
                INVESTMENT BANKING & BROKERAGE (4.1%)
    179,945     Goldman Sachs Group, Inc.                                 17,703
    402,404     Merrill Lynch & Co., Inc.                                 21,706
                                                                        --------
                                                                          39,409
                                                                        --------
                MANAGED HEALTH CARE (7.4%)
    981,046     UnitedHealth Group, Inc.                                  71,028
                                                                        --------
                OTHER DIVERSIFIED FINANCIAL SERVICES (4.4%)
    952,039     Citigroup, Inc.(b)                                        42,242
                                                                        --------
                PUBLISHING (0.4%)
     69,788     Getty Images, Inc.*                                        4,127
                                                                        --------
                REGIONAL BANKS (0.4%)
     95,649     UCBH Holdings, Inc.                                        4,121
                                                                        --------
                RESTAURANTS (1.3%)
    185,351     Starbucks Corp.*                                           9,801
     61,320     Yum! Brands, Inc.                                          2,668
                                                                        --------
                                                                          12,469
                                                                        --------
                SOFT DRINKS (0.5%)
    100,000     PepsiCo, Inc.                                              4,958
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES     SECURITY                                                   (000)
--------------------------------------------------------------------------------
                SPECIALIZED FINANCE (1.2%)
     65,077     Chicago Mercantile Exchange Holdings, Inc.(b)           $ 11,436
                                                                        --------
                SPECIALTY STORES (2.0%)
    110,426     Bed Bath & Beyond, Inc.*                                   4,504
    500,000     Tiffany & Co.                                             14,665
                                                                        --------
                                                                          19,169
                                                                        --------
                SYSTEMS SOFTWARE (1.1%)
    186,618     Microsoft Corp.                                            5,223
     86,022     Symantec Corp.*                                            4,898
                                                                        --------
                                                                          10,121
                                                                        --------
                THRIFTS & MORTGAGE FINANCE (3.6%)
  1,092,237     Countrywide Financial Corp.                               34,875
                                                                        --------
                Total common stocks (cost: $751,608)                     916,899
                                                                        --------
                MONEY MARKET INSTRUMENT (2.0%)

                MONEY MARKET FUND(c)
 18,941,018     SSgA Prime Money Market Fund, 1.62% (cost: $18,941)       18,941
                                                                        --------
                SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
                FROM SECURITIES LOANED (3.7%)(a)

                MONEY MARKET FUNDS (0.1%)(c)
    351,169     AIM Short-Term Investment Co. Liquid
                   Assets Portfolio, 1.73%                                   351
    520,210     Merrill Lynch Premier Institutional Fund, 1.70%              520
                                                                        --------
                                                                             871
                                                                        --------
  PRINCIPAL
     AMOUNT
      (000)
-----------
                REPURCHASE AGREEMENTS (2.6%)(d)
    $25,000     CS First Boston LLC, 1.84%, acquired on 10/29/2004
                   and due 11/01/2004 at $25,000 (collateralized by
                   $150,260 of Freddie Mac Notes(e), 6.36%(f),
                   due 6/17/2033; market value of $25,501)                25,000
                                                                        --------
                CORPORATE BOND (1.0%)
     10,000     CC USA Inc., MTN, 1.99%, 11/15/2004(g)                    10,001
                                                                        --------
                Total short-term investments purchased with cash
                   collateral from securities loaned (cost: $35,872)      35,872
                                                                        --------

                TOTAL INVESTMENTS (COST: $806,421)                      $971,712
                                                                        ========

4

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
OCTOBER 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Aggressive Growth Fund (the Fund).

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management
                 Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

             5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA AGGRESSIVE GROWTH FUND
OCTOBER 31, 2004 (UNAUDITED)

             6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         B. As of October 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2004, were $174,449,000 and $9,158,000, respectively, resulting in net unrealized appreciation of $165,291,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $964,001,000 at October 31, 2004, and in, total, may not equal 100%. Investments in foreign securities were 3.5% of net assets at October 31, 2004.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

                     MTN     Medium-Term Notes

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (b) The security or a portion thereof was out on loan as of October 31, 2004. The aggregate fair market value of these securities as of October 31, 2004, was approximately $34,995,000.

         (c) Rate represents the money market fund annualized seven-day yield at October 31, 2004.

         (d) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

6

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA AGGRESSIVE GROWTH FUND
OCTOBER 31, 2004 (UNAUDITED)

         (e) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government agencies are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (f) Zero-coupon security. Rate represents the effective yield at October 31, 2004.

         (g) Variable- or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2004.

         * Non-income-producing security for the 12 months preceding October 31, 2004.

             DIRECTORS       Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

        ADMINISTRATOR,       USAA Investment Management Company
   INVESTMENT ADVISER,       P.O. Box 659453
          UNDERWRITER,       San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT       USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

             CUSTODIAN       State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

           INDEPENDENT       Ernst & Young LLP
     REGISTERED PUBLIC       100 West Houston St., Suite 1900
       ACCOUNTING FIRM       San Antonio, Texas 78205

             TELEPHONE       Call toll free - Central time
      ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL       (800) 531-8181
     INFORMATION ABOUT       For account servicing, exchanges,
          MUTUAL FUNDS       or redemptions
                             (800) 531-8448

       RECORDED MUTUAL       24-hour service (from any phone)
     FUND PRICE QUOTES       (800) 531-8066

           MUTUAL FUND       (from touch-tone phones only)
        USAA TOUCHLINE       For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

       INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800)531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

[LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
    USAA                ----------------------------------
                           INSURANCE o MEMBER SERVICES

48454-1204                                 (C)2004, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-27-04
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-27-04
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    12-27-04
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.